Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 22,380	$ 19,163
KrasGeoNaC [member]
Disclosure of other provisions and other liabilities [line items]
Contingent consideration	$ 145
Proportion of voting rights held in associate	49.00%
2021 - 2025 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 5,080
2026 - 2030 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,900
2031 - 2035 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	5,895
2036 - 2040 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,598
Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	6,908
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	17,292	$ 14,719
Asset retirement obligations [Member] | 2021 - 2025 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	883
Asset retirement obligations [Member] | 2026 - 2030 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,634
Asset retirement obligations [Member] | 2031 - 2035 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	5,716
Asset retirement obligations [Member] | 2036 - 2040 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,557
Asset retirement obligations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	6,502
Other provisions, including claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	5,089
Other provisions, including claims and litigations [Member] | 2021 - 2025 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,197
Other provisions, including claims and litigations [Member] | 2026 - 2030 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	266
Other provisions, including claims and litigations [Member] | 2031 - 2035 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	178
Other provisions, including claims and litigations [Member] | 2036 - 2040 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	41
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	406
Onerous contracts, cancellation fees and other [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 166